Other Accounts Payables	12 Months Ended
Dec. 31, 2023
Other Accounts Payables [Abstract]
OTHER ACCOUNTS PAYABLES

Note 13: - Other Accounts Payables

a.	Composition:

	December 31,
	2023	2022
	U.S. Dollars in thousands

Employees and payroll accruals	$7,542	$6,683
Government grants (b)	177	201
Derivatives financial instruments	-	92
Accrued Expenses and Others	542	609
Total Other Accounts Payables	$8,261	$7,585

b.	Government grants:

Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:

	December 31,
	2023	2022
	U.S. Dollars in thousands

Current Assets	$104	$3
Current liability	$177	$201
Royalties paid during the year	$-	$-
Expense (income) carried to Research and Development cost	$61	$29